Note 11 - Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

NOTE 11 – RELATED PARTY TRANSACTIONS

Other than the Board member options described herein in a note entitled "Stock Options,” the issuance of convertible notes described herein in the note entitled "Convertible Notes Payable, Related Parties", no other related party transactions occurred during the three months ended March 31, 2015 and 2014.

NOTE 11 – RELATED PARTY TRANSACTIONS

Other than the Board member options described herein in a note entitled "Stock Options,” and the issuance of convertible notes described herein in the note entitled "Convertible Notes Payable, Related Parties", no other related party transactions occurred during the periods covered in the accompanying financial statements.